OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities
Schedule of other liabilities

	R$ thousands
	On December 31, 2025	On December 31, 2024
Financial liabilities	117,391,205	101,086,011
Credit card transactions (1)	49,053,015	35,852,340
Foreign exchange transactions (2)	32,050,063	41,677,829
Loan assignment obligations	3,488,479	3,846,323
Capitalization bonds	10,266,997	9,707,588
Securities trading	19,285,262	6,852,160
Lease liabilities (Note 23b)	3,247,389	3,149,771

Other liabilities	59,109,914	55,381,892
Third party funds in transit (3)	6,130,263	9,417,841
Provision for payments	14,897,313	13,036,420
Sundry creditors	7,717,585	6,591,177
Social and statutory	9,111,650	8,628,253
Other taxes payable	2,272,401	1,827,943
Liabilities for acquisition of assets and rights	625,933	929,055
Taxes and contributions	1,030,874	853,978
Obligations for quotas of investment funds	3,799,034	2,868,334
Other (4)	13,524,861	11,228,891
Total	176,501,119	156,467,903
(1)	Refers to amounts payable to merchants;
(2)	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations;
(3)	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas; and
(4)	Includes credits for resources to be released and obligations for payment resources.

Schedule of lease liabilities

R$ thousands
Closing balance on December 31, 2023	3,619,393
Remeasurement and new contracts	443,933
Payments	(1,403,269)
Appropriation of financial charges	489,714
Balance on December 31, 2024	3,149,771
Remeasurement and new contracts	1,300,638
Payments	(1,538,211)
Appropriation of financial charges	335,191
Balance on December 31, 2025	3,247,389